UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2004
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Eminence Capital, LLC
Address:      65 East 55th Street
              25th Floor
              New York, New York 10022


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 418-2100

Signature, Place, and Date of Signing:
                                          New York, New York     May 14 , 2004
------------------------------------      ------------------     -------------
             [Signature]                     [City, State]           [Date]


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 ------------

Form 13F Information Table Entry Total:              82
                                                 ------------

Form 13F Information Table Value Total:           $1,660,082
                                                 ------------
                                                  (thousands)


List of Other Included Managers:

None


                                                                                                 Invest-                Voting
                                                                Value                      Put/   ment      Other      Authority
 Name of Issuer                  Cusip     Title Of Class     (X $1,000)   Shares  SH/PRN  Call Discretion Managers Sole Shared None
Apple Computer Inc               037833100    COM                 14,466    535,000 SHARES       SOLE                    535,000
AmerisourceBergen Corp           03073E105    COM                  2,734     50,000 SHARES       SOLE                     50,000
Albertsons Inc                   013104104    COM                  2,215    100,000 SHARES       SOLE                    100,000
Allergan Inc                     018490102    COM                  6,312     75,000 SHARES       SOLE                     75,000
Argosy Gaming Co                 040228108    COM                 33,773    950,000 SHARES       SOLE                    950,000
Anthem Inc                       03674B104    COM                 67,980    750,000 SHARES       SOLE                    750,000
Aztar Corp                       054802103    COM                  1,226     50,000 SHARES       SOLE                     50,000
Blockbuster Inc                  093679108    CL A                 8,090    462,300 SHARES       SOLE                    462,300
Beckman Coulter Inc              075811109    COM                  5,454    100,000 SHARES       SOLE                    100,000
BJs Wholesale Club Inc           05548J106    COM                  1,909     75,000 SHARES       SOLE                     75,000
Bear Stearns Cos Inc             073902108    COM                 15,344    175,000 SHARES       SOLE                    175,000
Bisys Group Inc                  055472104    COM                 29,833  1,780,000 SHARES       SOLE                  1,780,000
Citigroup Inc                    172967101    COM                  5,273    102,000 SHARES       SOLE                    102,000
Christopher & Banks Corp         171046105    COM                  1,583     75,000 SHARES       SOLE                     75,000
Circuit City Store Inc           172737108    COM                 38,420  3,400,000 SHARES       SOLE                  3,400,000
Cerner Corp                      156782104    COM                  2,255     50,000 SHARES       SOLE                     50,000
Cost Plus Inc Calif              221485105    COM                  3,131     75,000 SHARES       SOLE                     75,000
Computer Sciences Corp           205363104    COM                  3,025     75,000 SHARES       SOLE                     75,000
Cooper Tire & Rubbr Co           216831107    COM                  4,030    200,000 SHARES       SOLE                    200,000
Diageo PLC                       0237400      COM                 84,948  6,500,000 SHARES       SOLE                  6,500,000
Dollar Tree Stores Inc           256747106    COM                  3,086    100,000 SHARES       SOLE                    100,000
Dendrite Intl Inc                248239105    COM                  4,003    250,000 SHARES       SOLE                    250,000
Electronics Boutique Hldgs C     286045109    COM                  1,467     50,000 SHARES       SOLE                     50,000
EMI Group PLC                    0044473      COM                102,303 20,000,000 SHARES       SOLE                 20,000,000
Fox Entmt Group Inc              35138T107    CL A                15,041    555,000 SHARES       SOLE                    555,000
Gaylord Entmt Co New             367905106    COM                 30,900  1,000,000 SHARES       SOLE                  1,000,000
GameStop Corp                    36466R101    CL A                 1,352     75,000 SHARES       SOLE                     75,000
Gemstar-TV Guide Intl Inc        36866W106    COM                 10,065  1,500,000 SHARES       SOLE                  1,500,000
Hilton Hotels Corp               432848109    COM                 14,625    900,000 SHARES       SOLE                    900,000
Hollywood Entmt Corp             436141105    COM                 14,645  1,080,000 SHARES       SOLE                  1,080,000
Health Mgmt Assoc Inc New        421933102    CL A                 2,321    100,000 SHARES       SOLE                    100,000
Block H & R Inc                  093671105    COM                 12,758    250,000 SHARES       SOLE                    250,000
Heidrick & Struggles Intl In     422819102    COM                 52,646  2,200,000 SHARES       SOLE                  2,200,000
Penny J C Inc                    708160106    COM                 22,433    645,000 SHARES       SOLE                    645,000
Kinder Morgan Inc Kans           49455P101    COM                 38,713    614,300 SHARES       SOLE                    614,300
Kinder Morgan Energy Partner     494550106    UT LTD PARTNER      10,249    227,300 SHARES       SOLE                    227,300
Knight Ridder Inc                499040103    COM                  2,198     30,000 SHARES       SOLE                     30,000
Kellwood Co                      488044108    COM                  3,925    100,000 SHARES       SOLE                    100,000
Kerzner International Ltd        P6065Y107    SHS                 51,450  1,160,100 SHARES       SOLE                  1,160,100
Liberty Media Corp New           530718105    COM SER A           25,185  2,300,000 SHARES       SOLE                  2,300,000
Lamar Advertising Co             512815101    CL A                 2,018     50,000 SHARES       SOLE                     50,000
Lennar Corp                      526057104    CL A                18,640    345,000 SHARES       SOLE                    345,000
Level 3 Communications Inc       52729N100    COM                  2,000    500,000 SHARES       SOLE                    500,000
Mattel Inc                       577081102    COM                 17,518    950,000 SHARES       SOLE                    950,000
Masonite Intl Corp               2699989      COM                 40,812  1,450,000 SHARES       SOLE                  1,450,000
MI Devs Inc                      55304X104    CL A SUB VTG        30,800  1,100,000 SHARES       SOLE                  1,100,000
Movie Gallery Inc                624581104    COM                  4,898    250,000 SHARES       SOLE                    250,000
Microsoft Corp                   594918104    COM                 37,395  1,500,000 SHARES       SOLE                  1,500,000
Marvel Enterprises Inc           57383M108    COM                  1,670     87,000 SHARES       SOLE                     87,000
Mylan Labs Inc                   628530107    COM                  1,137     50,000 SHARES       SOLE                     50,000
NDCHealth Corp                   639480102    COM                  6,788    250,000 SHARES       SOLE                    250,000
North Fork Bancorporation NY     659424105    COM                 32,925    778,000 SHARES       SOLE                    778,000
Netflix Com Inc                  64110L106    COM                  4,231    124,000 SHARES       SOLE                    124,000
News Corp Ltd                    652487802    SP ADR PFD           6,748    212,800 SHARES       SOLE                    212,800
Orthodontic Cntrs Amer Inc       68750P103    COM                  4,740    600,000 SHARES       SOLE                    600,000
Office Depot Inc                 676220106    COM                 17,258    917,000 SHARES       SOLE                    917,000
Omnicom Group Inc                681919106    COM                 10,994    137,000 SHARES       SOLE                    137,000
PFSWeb Inc                       717098107    COM                    467    268,402 SHARES       SOLE                    268,402
Pulte Homes Inc                  745867101    COM                 15,012    270,000 SHARES       SOLE                    270,000
American Italian Pasta Co        027070101    CL A                 2,995     75,000 SHARES       SOLE                     75,000
Reebok Intl Ltd                  758110100    COM                  5,169    125,000 SHARES       SOLE                    125,000
R H Donnelley Corp               74955W307    COM NEW             32,690    700,000 SHARES       SOLE                    700,000
Aramark Corp                     038521100    CL B                76,063  2,775,000 SHARES       SOLE                  2,775,000
Renault SA                       4712798      COM                 66,474    959,000 SHARES       SOLE                    959,000
Ross Stores Inc                  778296103    COM                 31,855  1,040,000 SHARES       SOLE                  1,040,000
Sungard Data Sys Inc             867363103    COM                 43,213  1,577,100 SHARES       SOLE                  1,577,100
Shaw Group Inc                   820280105    COM                  1,084    100,000 SHARES       SOLE                    100,000
Shuffle Master Inc               825549108    COM                  9,298    200,000 SHARES       SOLE                    200,000
Silicon Valley Bancshares        827064106    COM                  1,622     50,000 SHARES       SOLE                     50,000
Synopsys Inc                     871607107    COM                 45,968  1,600,000 SHARES       SOLE                  1,600,000
Tetra Tech Inc New               88162G103    COM                  4,292    200,000 SHARES       SOLE                    200,000
Time Warner Inc                  887317105    COM                 24,447  1,450,000 SHARES       SOLE                  1,450,000
US Bancorp Del                   902973304    COM NEW             68,987  2,495,000 SHARES       SOLE                  2,495,000
Viacom Inc                       925524308    CL B                13,331    340,000 SHARES       SOLE                    340,000
Winn-Dixie Stores Inc            974280109    COM                    380     50,000 SHARES       SOLE                     50,000
Wellpoint Health Networks New    94973H108    COM                 51,174    450,000 SHARES       SOLE                    450,000
William Hill PLC                 3169889      COM                 31,107  3,250,000 SHARES       SOLE                  3,250,000
Wal Mart Stores Inc              931142103    COM                  5,969    100,000 SHARES       SOLE                    100,000
Stewart W P & Co Ltd             G84922106    COM                 21,302  1,068,300 SHARES       SOLE                  1,068,300
Willis Group Holdings Ltd        G96655108    SHS                 57,660  1,550,000 SHARES       SOLE                  1,550,000
Select Sector SPDR TR            81369Y308    SBI CONS STPLS       9,148    400,000 SHARES       SOLE                    400,000
Yum Brands Inc                   988498101    COM                 48,437  1,275,000 SHARES       SOLE                  1,275,000

